Notes relating to the consolidated statement of financial position - PPE (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Property, plant and equipment at beginning of period	€ 766	€ 249	€ 166
Additions	346	840	274
Sales and disposals	(69)
Depreciation	(425)	(323)	(191)
Property, plant and equipment at end of period	676	766	249
Commitments to acquire property, plant and equipment	0
Assets are pledged as security for liabilities	0
Other non-current financial assets
Realized gain on non-current financial assets	875
Other non-current assets
Other non-current assets	125
Other current assets	800
Other current receivables	750
FairJourney Biologics LDA
Other non-current assets
Total receivable in relation with the sale of minority participation	900
IT equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	104	27	15
Additions	25	115	30
Depreciation	(53)	(38)	(18)
Property, plant and equipment at end of period	76	104	27
Office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	662	222	151
Additions	321	725	244
Sales and disposals	(69)
Depreciation	(372)	(285)	(173)
Property, plant and equipment at end of period	600	662	222
Cost
Property, plant and equipment
Property, plant and equipment at beginning of period	2,112	1,272	998
Property, plant and equipment at end of period	2,389	2,112	1,272
Cost | IT equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	208	93	63
Property, plant and equipment at end of period	233	208	93
Cost | Office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	1,904	1,179	935
Property, plant and equipment at end of period	2,156	1,904	1,179
Accumulated depreciation and amortization
Property, plant and equipment
Property, plant and equipment at beginning of period	1,346	1,023	832
Sales and disposals	58
Property, plant and equipment at end of period	1,713	1,346	1,023
Accumulated depreciation and amortization | IT equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	104	66	48
Property, plant and equipment at end of period	157	104	66
Accumulated depreciation and amortization | Office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	1,242	957	784
Sales and disposals	58
Property, plant and equipment at end of period	€ 1,556	€ 1,242	€ 957